UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                        Form 13F

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     Sept. 30, 2005
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      	Advance Capital Management, Inc.
Address:  	One Towne Square, Suite 444
            Southfield, MI  48076-3704

Form 13F File Number:   28-6474
                       -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert J. Cappelli
Title:    Vice-President
Phone:    (248) 350-8543

Signature, Place, and Date of Signing:

/s/ Robert J. Cappelli       	                Southfield, MI   	   11/10/05
-------------------------------------      --------------------     ----------
[Signature]                                   [City, State]           [Date]

Report Type (Check only one.):

[  ]  13F HOLDINGS REPORT.  (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number                       Name
               28-115                       T. Rowe Price
     ----------------------------         ------------------
     [Repeat as necessary.]


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                          -----------------
Form 13F Information Table Entry Total:          139
                                          -----------------
Form 13F Information Table Value Total:   $     45,760
                                          -----------------
                                              (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number            Name

       --------            ----------------------          --------------
[Repeat as necessary.]




        SUMMARY TABLE
        30-Sep-05


                                              TITLE                VALUE                                          VOTING
                                              OF                   IN        SHARES/  SH/  PUT/  INVESTMT         SOLE
        NAME OF ISSUER                        CLASS  CUSIP         $1,000'S  PRN AMT  PRN  CALL  DSCRETN    MGRS  AUTHORITY
AA      ALUMINUM CO OF AMERICA                COM    013817101             20      800           SOLE                        20
ABK     AMBAC FINANCIAL                       COM    023139108            370    5,200           SOLE                       370
ABT     ABBOTT LABS                           COM    002824100            160    3,800           SOLE                       160
ACS     AFFILIATED COMPUTER SYSTEMS           COM    008190100            330    6,000           SOLE                       330
ADBE    ADOBE SYSTEMS                         COM    00724F101            430   14,500           SOLE                       430
ADI     ANALOG DEVICES                        COM    032654105            390   10,400           SOLE                       390
ADP     AUTOMATIC DATA PROCESSING             COM    053015103             10      300           SOLE                        10
ADSK    AUTODESK                              COM    052769106             80    1,700           SOLE                        80
AIG     AMERICAN INT'L GROUP                  COM    026874107            460    7,419           SOLE                       460
AMAT    APPLIED MATERIALS                     COM    038222105             20    1,200           SOLE                        20
AMGN    AMGEN                                 COM    031162100            880   11,100           SOLE                       880
AMZN    AMAZON                                COM    023135106            320    7,000           SOLE                       320
APA     APACHE                                COM    037411105            230    3,000           SOLE                       230
APOL    APOLLO GROUP                          COM    037604105            340    5,100           SOLE                       340
AVP     AVON PRODUCTS                         COM    054303102            220    8,000           SOLE                       220
AXP     AMERICAN EXPRESS                      COM    025816109            320    5,600           SOLE                       320
AZO     AUTOZONE                              COM    053332102            310    3,700           SOLE                       310
BA      BOEING                                COM    097023105             30      400           SOLE                        30
BAC     BANKAMERICA                           COM    060505104            180    4,300           SOLE                       180
BBBY    BED BATH & BEYOND                     COM    075896100            420   10,500           SOLE                       420
BBY     BEST BUY                              COM    086516101            290    6,600           SOLE                       290
BDX     BECKTON DICKINSON                     COM    075887109            370    7,000           SOLE                       370
BEN     FRANKLIN RESOURCES                    COM    354613101            290    3,450           SOLE                       290
BIIB    BIOGEN                                COM    09062X103            130    3,200           SOLE                       130
BK      BANK OF NEW YORK                      COM    064057102             10      400           SOLE                        10
BMET    BIOMET                                COM    090613100            290    8,300           SOLE                       290
BRCM    BROADCOM                              COM    111320107            150    3,200           SOLE                       150
BRK/A   BERKSHIRE HATHAWAY                    COM    084670108             30        4           SOLE                        30
BSC     BEAR STEARNS                          COM    073902108            210    1,900           SOLE                       210
BSX     BOSTON SCIENTIFIC                     COM    101137107            270   11,400           SOLE                       270
BUD     ANHEUSER BUSCH                        COM    035229103            420    9,850           SOLE                       420
C       CITIGROUP                             COM    172967101            470   10,270           SOLE                       470
CAH     CARDINAL HEALTHCARE                   COM    14149Y108            490    7,757           SOLE                       490
CCU     CLEAR CHANNEL COMMUNICATIONS          COM    184502102            430   13,200           SOLE                       430
CD      CENDANT CORP                          COM    151313103            400   19,500           SOLE                       400
CHIR    CHIRON                                COM    170040109            110    2,500           SOLE                       110
CINF    CINCINNATI FINANCIAL                  COM    172062101            400    9,450           SOLE                       400
CMCSA   COMCAST CLASS A                       COM    20030N101             70    2,500           SOLE                        70
CMCSK   COMCAST                               COM    20030N200            160    5,500           SOLE                       160
COF     CAPITAL ONE FINANCIAL                 COM    14040H105            440    5,500           SOLE                       440
COH     COACH INC                             COM    189754104            450   14,400           SOLE                       450
COP     CONOCOPHILIPS                         COM    20825C104            340    4,800           SOLE                       340
CSCO    CISCO SYSTEMS                         COM    17275R102            820   45,900           SOLE                       820
CTAS    CINTAS                                COM    172908105            390    9,450           SOLE                       390
CTXS    CITRIX                                COM    177376100            360   14,500           SOLE                       360
CVX     CHEVRONTEXACO                         COM    166764100            370    5,700           SOLE                       370
DD      DUPONT (E.I.) DE NEMOURS              COM    263534109             20      400           SOLE                        20
DELL    DELL COMPUTER                         COM    24702R101            760   22,200           SOLE                       760
DGX     QUEST DIAGNOSTICS                     COM    74834L100            400    7,900           SOLE                       400
DHR     DANAHER                               COM    235851102            440    8,100           SOLE                       440
DIS     DISNEY                                COM    254687106             30    1,350           SOLE                        30
DNA     GENENTECH                             COM    368710406            290    3,500           SOLE                       290
DRI     DARDEN RESTAURANTS                    COM    237194105            370   12,300           SOLE                       370
DUK     DUKE POWER                            COM    264399106             20      849           SOLE                        20
EBAY    EBAY                                  COM    278642103           1080   26,300           SOLE                      1080
ECL     ECOLAB INC                            COM    278865100            390   12,300           SOLE                       390
EMC     EMC CORP                              COM    268648102             90    7,000           SOLE                        90
EOG     EOG RESOURCES                         COM    26875P101            430    5,800           SOLE                       430
ERTS    ELECTRONIC ARTS                       COM    285512109            480    8,400           SOLE                       480
ESRX    EXPRESS SCRIPTS                       COM    302182100            520    8,400           SOLE                       520
F       FORD MOTOR CO.                        COM    345370860             10      699           SOLE                        10
FDC     FIRST DATA                            COM    319963104            470   11,800           SOLE                       470
FISV    FISERV                                COM    337738108            420    9,100           SOLE                       420
FITB    FIFTH THIRD BANCORP                   COM    316773100            300    8,200           SOLE                       300
FNM     FEDERAL NATIONAL MTGE ASSOC.          COM    313586109            270    6,000           SOLE                       270
FRX     FOREST LABS                           COM    345838106            250    6,300           SOLE                       250
GCI     GANNETT                               COM    364730101             30      400           SOLE                        30
GD      GENERAL DYNAMICS                      COM    369550108            220    1,800           SOLE                       220
GDW     GOLDEN WEST FINANCIAL                 COM    381317106            370    6,250           SOLE                       370
GE      GENERAL ELECTRIC                      COM    369604103            770   22,960           SOLE                       770
GILD    GILEAD SCIENCES                       COM    375558103            390    8,100           SOLE                       390
GIS     GENERAL MILLS                         COM    370334104            410    8,500           SOLE                       410
GM      GENERAL MOTORS CORP                   COM    370442105             10      163           SOLE                        10
HD      HOME DEPOT                            COM    437076102            370    9,800           SOLE                       370
HDI     HARLEY DAVIDSON                       COM    412822108            380    7,800           SOLE                       380
HET     HARRAHS ENTERTAINMENT                 COM    413619107            360    5,550           SOLE                       360
HRB     H&R BLOCK                             COM    093671105            190    7,800           SOLE                       190
IGT     INTERNATIONAL GAME TECH.              COM    459902102            390   14,300           SOLE                       390
INTC    INTEL                                 COM    458140100            480   19,500           SOLE                       480
JNJ     JOHNSON & JOHNSON                     COM    478160104            710   11,200           SOLE                       710
JNPR    JUNIPER                               COM    48203R104             80    3,500           SOLE                        80
JPM     JP MORGAN CHASE                       COM    46625H100             10      400           SOLE                        10
KLAC    KLA - TENCOR                          COM    482480100            370    7,500           SOLE                       370
KO      COCA-COLA COMPANY                     COM    191216100            220    5,150           SOLE                       220
KRB     MBNA                                  COM    55262L100            400   16,300           SOLE                       400
KSS     KOHLS                                 COM    500255104            260    5,100           SOLE                       260
LLTC    LINEAR TECHNOLOGY                     COM    535678106            380   10,100           SOLE                       380
LOW     LOWES COMPANIES                       COM    548661107            500    7,700           SOLE                       500
LXK     LEXMARK INTL GROUP                    COM    529771107            280    4,600           SOLE                       280
MCK     MCKESSON                              COM    58155Q103            500   10,600           SOLE                       500
MCO     MOODY'S CORP                          COM    615369105            200    4,000           SOLE                       200
MDT     MEDTRONIC INC                         COM    585055106            480    8,900           SOLE                       480
MERQ    MERCURY INTERACTIVE                   COM    589405109            180    4,600           SOLE                       180
MHS     MEDCO HEALTH SOLUTIONS                COM    58405U102              0       60           SOLE                         0
MMM     3M COMPANY                            COM    88579Y101            360    4,900           SOLE                       360
MRK     MERCK                                 COM    589331107             10      400           SOLE                        10
MSFT    MICROSOFT                             COM    594918104            910   35,200           SOLE                       910
MXIM    MAXIM INTEGRATED PRODS                COM    57772K101            420    9,900           SOLE                       420
NKE     NIKE                                  COM    654106103            420    5,100           SOLE                       420
NTAP    NETWORK APPLIANCE                     COM    64120L104            320   13,500           SOLE                       320
NXTL    NEXTEL COMMUNICATIONS                 COM    65332V103            150    6,400           SOLE                       150
OMC     OMNICOM GROUP                         COM    681919106            400    4,800           SOLE                       400
ORCL    ORACLE SYSTEMS                        COM    68389X105             30    2,700           SOLE                        30
PAYX    PAYCHEX                               COM    704326107            470   12,550           SOLE                       470
PEP     PEPSICO                               COM    713448108            270    4,800           SOLE                       270
PFE     PFIZER                                COM    717081103            440   17,775           SOLE                       440
PG      PROCTOR & GAMBLE                      COM    742718109            740   12,500           SOLE                       740
PGR     PROGRESSIVE CORP                      COM    743315103            470    4,500           SOLE                       470
PIXR    PIXAR                                 COM    725811103             90    2,000           SOLE                        90
QCOM    QUALCOMM                              COM    747525103            620   13,800           SOLE                       620
QLGC    QLOGIC                                COM    747277101            290    8,500           SOLE                       290
RD      ROYAL DUTCH PETROLEUM                 COM    780257804             30      400           SOLE                        30
SBUX    STARBUCKS                             COM    855244109            370    7,300           SOLE                       370
SFA     SCIENTIFIC ATLANTA                    COM    808655104            480   12,700           SOLE                       480
SLM     SLM CORP                              COM    78442P106            430    8,000           SOLE                       430
SNDK    SANDISK                               COM    80004C101            340    7,000           SOLE                       340
SNV     SYNOVUS FINANCIAL                     COM    87161C105            400   14,500           SOLE                       400
SPLS    STAPLES                               COM    855030102            400   18,850           SOLE                       400
STJ     ST. JUDE MEDICAL                      COM    790849103            480   10,300           SOLE                       480
STT     STATE STREET BOSTON                   COM    857477103             50    1,120           SOLE                        50
SYK     STRYKER                               COM    863667101            420    8,500           SOLE                       420
SYMC    SYMANTEC                              COM    871503108            450   19,800           SOLE                       450
SYY     SYSCO                                 COM    871829107            340   10,900           SOLE                       340
TGT     TARGET                                COM    87612E106            370    7,100           SOLE                       370
TMK     TORCHMARK                             COM    891027104            400    7,500           SOLE                       400
UNH     UNITEDHEALTH GROUP                    COM    91324P102           1020   18,200           SOLE                      1020
UPS     UNITED PARCEL SERVICE                 COM    911312106            300    4,300           SOLE                       300
UTX     UNITED TECHNOLOGIES                   COM    913017109            270    5,200           SOLE                       270
UVN     UNIVISION                             COM    914906102            400   15,100           SOLE                       400
VOD     VODAFONE                              COM    92857W100             20      675           SOLE                        20
WAG     WALGREEN                              COM    931422109            310    7,100           SOLE                       310
WFC     WELLS FARGO                           COM    949746101            220    3,800           SOLE                       220
WIT     WIPRO                                 COM    97651M109             60    6,000           SOLE                        60
WLP     WELLPOINT                             COM    94973V107            360    4,800           SOLE                       360
WMT     WAL-MART                              COM    931142103            530   12,000           SOLE                       530
WWY     WRIGLEY                               COM    982526105            290    4,100           SOLE                       290
WYE     WYETH                                 COM    983024100             10      200           SOLE                        10
XOM     EXXON                                 COM    30231G102            460    7,294           SOLE                       460
YHOO    YAHOO                                 COM    984332106            480   14,200           SOLE                       480

                                                                       45,760



* PLEASE NOTE THAT T. ROWE PRICE ASSOCIATES IS THE SUB-ADVISOR FOR THE STOCKS IN THE ADVANCE CAPITAL I BALANCED FUND AND EQUITY GROWTH FUND. THEY HAVE FILED THESE SECURITIES ON OUR BEHALF ON THEIR 13F REPORT